Schedule of investments
Optimum International Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.17%Δ
Australia − 4.53%
Australian Clinical Labs	32,563	$ 103,168
Base Resources	216,665	41,875
BHP Group	212,192	6,041,703
BlueScope Steel	352,361	3,867,153
Cochlear	18,594	2,550,217
DGL Group †	11,007	20,969
Enero Group	23,974	47,989
Glencore	92,102	499,027
GrainCorp Class A	27,532	180,728
Imdex	48,464	61,719
Incitec Pivot	298,052	680,968
Metals X †	66,900	15,470
New Hope	130,039	310,568
Nufarm	262,892	923,637
Orica	2,786	30,326
Perseus Mining	195,584	213,978
Rio Tinto	136,213	8,152,151
South32	2,417,891	6,575,660
Wagners Holding †	20,675	15,841
Whitehaven Coal	1,323,156	4,420,413
		34,753,560
Austria − 0.84%
ANDRITZ	29,128	1,173,369
AT&S Austria Technologie & Systemtechnik	505	26,990
EVN	10,863	229,955
OMV	105,738	4,959,772
Zumtobel Group	4,204	30,839
		6,420,925
Belgium − 0.42%
Umicore	91,591	3,198,146
		3,198,146
Brazil − 1.80%
Gerdau ADR	163,841	702,878
Marfrig Global Foods	327,900	760,001
MercadoLibre †	16,786	10,690,500
Transmissora Alianca de Energia Eletrica	98,100	724,487
Unipar Carbocloro	4,074	65,521
Yara International	21,615	903,249
		13,846,636
Canada − 3.89%
Advantage Energy †	41,200	256,060
Alaris Equity Partners Income	10,277	132,055
Aritzia †	5,400	146,201
Artis Real Estate Investment Trust	8,767	80,096
Atco Class I	3,700	126,764
Baytex Energy †	109,700	532,648
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Birchcliff Energy	12,927	$ 87,874
Bird Construction	33,900	196,732
Black Diamond Group	5,800	16,762
Bonterra Energy †	3,562	24,739
Canfor †	12,800	223,244
Capstone Copper †	106,600	269,150
Cardinal Energy	4,304	24,175
Celestica †	54,897	533,958
Constellation Software	3,538	5,252,220
Crew Energy †	70,025	251,333
E-L Financial	100	61,762
Fairfax Financial Holdings	2,100	1,112,811
Finning International	37,800	795,527
Gildan Activewear	1,100	31,662
iA Financial	2,800	139,260
International Petroleum †	9,098	88,848
Linamar	4,800	203,381
MEG Energy †	24,500	339,178
Methanex	61,600	2,353,070
Neo Performance Materials	1,900	18,348
North West	682	17,638
NuVista Energy †	90,543	725,920
Obsidian Energy †	49,400	381,476
Parex Resources	30,100	509,773
Pason Systems	7,400	83,877
Peyto Exploration & Development	1,507	14,096
PHX Energy Services	10,600	39,857
Pizza Pizza Royalty	15,000	141,586
Richelieu Hardware	7,097	185,695
Ritchie Bros Auctioneers	77,201	5,022,697
Shopify Class A †	90,750	2,835,030
Total Energy Services	7,700	44,685
Tourmaline Oil	101,800	5,293,252
TransAlta	37,000	422,258
TransGlobe Energy	13,339	45,219
Uni-Select †	4,000	88,875
Wajax	1,700	26,559
West Fraser Timber	3,300	253,217
Western Forest Products	65,984	74,329
Westshore Terminals Investment	13,400	332,606
		29,836,503
Chile − 0.02%
Cia Cervecerias Unidas ADR	9,654	121,930
		121,930
China/Hong Kong − 12.20%
37 Interactive Entertainment Network Technology Group Class A	836,400	2,652,521
AIA Group	1,446,800	15,681,595
NQ-OPTIE [6/22] 8/22 (2351746)    1

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Alibaba Group Holding †	321,000	$ 4,577,649
Asia Cement China Holdings	393,862	215,834
ASM Pacific Technology	35,400	300,684
Beijing Yanjing Brewery Class A	953,100	1,375,341
Build King Holdings	80,674	8,431
Canny Elevator Class A	113,100	126,205
China BlueChemical Class H	500,000	144,008
China Construction Bank Class H	9,884,000	6,638,207
China Display Optoelectronics Technology Holdings †	344,000	17,755
China South Publishing & Media Group Class A	216,845	305,785
Chinese Universe Publishing and Media Group Class A	575,900	859,424
Consun Pharmaceutical Group	44,000	23,439
Dah Sing Financial Holdings	30,000	85,449
Daqin Railway	485,400	477,837
Dazzle Fashion Class A	184,660	437,217
Fufeng Group	160,000	102,564
Futu Holdings ADR †	32,191	1,680,692
G-bits Network Technology Xiamen Class A	26,800	1,553,321
Guangdong Baolihua New Energy Stock	479,200	313,535
Hangzhou Tigermed Consulting Class H	166,000	1,918,769
Hong Kong Exchanges & Clearing	137,400	6,758,985
Inner Mongolia Yitai Coal Class H	15,000	21,945
JD.com Class A	8,828	284,411
Jingjin Equipment Class A	160,435	743,182
Jiutian Chemical Group	1,258,400	84,238
JNBY Design	72,739	83,151
Johnson Electric Holdings	38,000	49,396
Lansen Pharmaceutical Holdings	24,509	4,935
Lenovo Group	2,572,000	2,402,605
Luolai Lifestyle Technology Class A	534,892	1,052,317
Meituan Class B †	253,300	6,268,907
Midland Holdings †	38,000	3,632
Opple Lighting Class A	62,900	163,961
Orient Overseas International	116,491	3,087,899
Pacific Basin Shipping	164,930	63,056
PAX Global Technology	113,000	87,989
PetroChina Class H	1,724,000	821,706
Ping An Healthcare and Technology †	636,700	1,886,537
Ping An Insurance Group Co. of China Class H	918,000	6,241,436
Prosus	52,862	3,461,188
SGIS Songshan Class A	2,477,300	1,295,214
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Shanghai International Port Group Class A	593,100	$ 516,525
Sinopec Engineering Group Class H	34,001	15,599
Sinotruk Hong Kong	318,552	446,561
Suzhou Gold Mantis Construction Decoration Class A †	401,400	304,604
Ten Pao Group Holdings	36,000	5,643
Tencent Holdings	217,100	9,805,302
Tencent Music Entertainment Group ADR †	575,583	2,889,427
Texhong Textile Group	104,524	110,561
Tian Di Science & Technology Class A	1,137,500	812,221
United Laboratories International Holdings	222,000	131,557
Wuxi Biologics Cayman †	213,000	1,948,998
Yue Yuen Industrial Holdings	21,000	27,351
Zhejiang Semir Garment Class A	2,243,778	1,984,250
Zhejiang Yasha Decoration Class A	191,600	143,393
Zhenro Properties Group †	1,431,000	105,773
		93,610,717
Czech Republic − 0.06%
CEZ	10,924	491,876
		491,876
Denmark − 4.91%
Ambu Class B	137,089	1,331,188
AP Moller - Maersk Class B	2,741	6,393,369
Chr Hansen Holding	62,786	4,569,922
Demant †	15,228	571,354
DSV	43,507	6,075,919
Genmab †	4,950	1,601,982
Novo Nordisk Class B	85,530	9,486,262
Novozymes Class B	109,534	6,574,309
Pandora	16,952	1,066,434
Solar Class B	614	52,424
		37,723,163
Egypt − 0.00%
ElSewedy Electric †	76,312	24,598
		24,598
Finland − 0.74%
Kone Class B	117,468	5,583,843
Orion Class A	1,418	63,006
QT Group †	2	148
Vaisala Class A	805	34,503
		5,681,500

2    NQ-OPTIE [6/22] 8/22 (2351746)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
France − 3.56%
ABC arbitrage	4,110	$ 30,236
Aubay	452	22,926
Danone	123,819	6,910,811
Dassault Aviation	3,355	523,513
Dassault Systemes	181,853	6,691,966
Derichebourg	2,657	15,314
Edenred	143,448	6,760,175
Eurazeo	3,677	227,731
Ipsen	7,085	668,596
IPSOS	23,199	1,101,306
Nexans	27,634	2,141,522
Sartorius Stedim Biotech	5,572	1,747,666
Thales	2,758	338,303
Virbac	331	128,863
		27,308,928
Germany − 6.35%
Atoss Software	919	116,531
Bastei Luebbe	1,488	9,793
Bayer	74,838	4,448,350
Bayerische Motoren Werke	2,896	222,941
BioNTech ADR	16,448	2,452,397
Carl Zeiss Meditec	11,603	1,384,951
Dermapharm Holding	3,040	151,324
Deutsche Bank	115,217	1,004,329
Deutsche Boerse	60,029	10,040,019
Merck	35,380	5,969,312
Rational	10,498	6,100,265
Rheinmetall	2,022	466,806
SAP	93,182	8,488,721
Scout24	150,273	7,714,876
Wacker Chemie	1,128	162,655
Westwing Group †	2	15
		48,733,285
Greece − 0.10%
National Bank of Greece †	231,316	684,317
Thrace Plastics Holding and Co.	17,069	60,817
		745,134
Hungary − 0.30%
MOL Hungarian Oil & Gas	189,107	1,458,537
OTP Bank	38,678	861,002
		2,319,539
India − 2.74%
AurionPro Solutions †	13,221	42,657
Century Plyboards India	3,295	21,934
CESC	165,751	149,438
Cosmo Films	14,948	186,975
Cyient	7,003	67,097
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Deccan Cements	5,297	$ 31,391
Dhampur Bio Organics †	59,731	18,372
Dwarikesh Sugar Industries	162,577	207,924
EID Parry India	25,171	169,119
Finolex Industries	202,422	349,107
GAIL India	682,031	1,167,629
Gujarat Ambuja Exports	60,892	217,977
Gujarat Narmada Valley Fertilizers & Chemicals	71,443	517,283
HIL	565	25,406
Housing Development Finance	354,095	9,733,605
ICICI Lombard General Insurance	260,651	3,699,728
Indian Oil	2,135,166	2,007,484
INEOS Styrolution India	6,153	59,514
Kirloskar Industries	1,576	26,068
Mangalam Cement	6,512	22,276
National Aluminium	1,773,827	1,545,339
Oracle Financial Services Software	1,076	42,214
Polyplex	7,812	217,853
Rupa & Co.	325	1,427
Savita Oil Technologies	4,870	67,340
Shree Digvijay Cement	11,266	8,445
Siyaram Silk Mills	21,831	141,218
Sonata Software	21,610	183,188
Technocraft Industries India †	2,371	26,185
Vardhman Textiles	19,495	65,430
VST Industries	973	37,632
Yasho Industries	10	172
		21,057,427
Indonesia − 0.54%
Adaro Energy Indonesia	9,630,698	1,848,887
Akasha Wira International Tbk Pte †	37,900	16,982
Bank Mandiri Persero	193,800	103,095
Bukit Asam	2,032,100	521,069
Bumitama Agri	133,900	64,092
Indo Tambangraya Megah Tbk Pte	41,400	85,246
Indo-Rama Synthetics Tbk Pte	40,800	29,441
MNC Energy Investments Tbk Pte †	2,180,600	21,956
Telkom Indonesia Persero	1,590,400	427,025
Timah	373,374	36,341
United Tractors	516,200	984,063
		4,138,197
Iraq − 0.00%
Gulf Keystone Petroleum	9,433	29,855
		29,855

NQ-OPTIE [6/22] 8/22 (2351746)    3

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland − 2.89%
CRH	116,382	$ 4,024,763
CRH (London Stock Exchange)	101,159	3,477,498
Kingspan Group	101,159	6,084,950
Ryanair Holdings ADR †	127,838	8,597,105
		22,184,316
Israel − 1.90%
Bank Hapoalim	181,329	1,513,779
Bank Leumi Le-Israel	556,409	4,946,106
Check Point Software Technologies †	35,989	4,382,740
Duniec Brothers	24	1,295
FIBI Holdings	7,012	293,894
ICL Group	210,160	1,906,689
Isracard	0	0
Israel †	731	321,243
ZIM Integrated Shipping Services	26,078	1,231,664
		14,597,410
Italy − 0.78%
Azimut Holding	24,486	425,573
Banca IFIS	17,439	246,898
FinecoBank Banca Fineco	424,868	5,084,646
MFE-MediaForEurope Class A †	55,672	25,553
Recordati Industria Chimica e Farmaceutica	5,628	244,820
		6,027,490
Japan − 11.88%
A&A Material	1,800	11,635
Achilles	3,900	38,603
Advanced Media †	6,500	35,068
AGS	3,000	16,207
Aichi Bank	1,000	38,989
Akatsuki	2,700	54,147
Alps Logistics	3,100	25,818
Anest Iwata	7,200	48,078
Arisawa Manufacturing	11,000	81,073
Avant	2,000	19,811
BIPROGY	9,600	191,038
BML	10,600	275,391
Brother Industries	55,000	966,797
Canon	41,200	936,778
Canon Marketing Japan	3,500	72,693
Chiba Kogyo Bank	10,300	19,510
Computer Engineering & Consulting	5,700	48,060
Cosel	6,400	38,585
CTI Engineering	2,000	38,222
Cybernet Systems	600	3,538
Dai Nippon Toryo	4,200	21,947
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Daihatsu Diesel Manufacturing	6,500	$ 21,319
Dai-ichi Life Holdings	28,700	530,933
Daiken	4,200	56,710
Daito Trust Construction	15,300	1,320,482
Daitron	3,000	39,335
Daiwa House Industry	57,100	1,330,706
Daiwa Industries	4,700	38,104
Dear Life	7,100	29,985
Denso	121,000	6,428,125
Doshisha	6,100	70,630
Eizo	13,400	372,332
Elecom	23,800	267,329
Elematec	9,800	90,864
en Japan	7,100	92,727
Enplas	5,300	124,414
FANUC	41,200	6,449,646
Fudo Tetra	3,700	42,050
Fujikura	20,040	113,582
Fujitsu	23,400	2,925,862
Fuso Pharmaceutical Industries	600	9,486
Gakujo	2,600	17,304
Glory	9,000	135,849
H.U. Group Holdings	7,600	165,186
Hisamitsu Pharmaceutical	1,700	43,791
Hito Communications Holdings	2,000	22,332
Hosokawa Micron	1,900	36,437
Ichiken	3,100	41,652
Ichiyoshi Securities	15,600	74,620
ID Holdings	3,000	18,264
Ines	3,900	46,680
I-Net	2,300	20,800
Infocom	7,000	104,887
Internet Initiative Japan	14,500	507,094
I-PEX	9,200	86,250
ISB	3,100	23,122
Ishihara Sangyo Kaisha	3,600	26,533
Itfor	8,900	49,918
IwaiCosmo Holdings	3,800	35,149
JAC Recruitment	8,500	108,881
Japan Exchange Group	300,400	4,335,077
Japan Post Insurance	73,900	1,182,465
Japan System Techniques	2,000	36,277
Kanamoto	9,800	139,040
Kandenko	6,700	41,776
Kanematsu Electronics	5,700	169,303
Kenko Mayonnaise	3,000	31,994
Keyence	11,200	3,828,538
Kokuyo	21,500	272,236
Konica Minolta	48,000	160,259
Konoike Transport	8,800	82,305

4    NQ-OPTIE [6/22] 8/22 (2351746)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Kyokuto Securities	8,400	$ 42,718
Marvelous	9,000	44,575
Maxell	4,400	42,969
Mazda Motor	3,400	27,815
Meiko Network Japan	11,000	49,941
Meitec	2,700	43,521
Melco Holdings	3,200	81,486
MIMAKI ENGINEERING	12,800	49,434
Miroku Jyoho Service	14,900	130,683
Mitsubishi Electric	117,900	1,260,856
Mitsubishi Research Institute	8,600	261,144
Mixi	34,600	574,287
MonotaRO	352,600	5,239,104
MORESCO	2,700	24,795
MS&AD Insurance Group Holdings	9,600	294,198
Nachi-Fujikoshi	2,200	56,265
Naigai Trans Line	1,600	22,476
Nice	1,400	16,860
Nidec	93,400	5,768,662
Nihon Kohden	5,400	110,404
Nikkon Holdings	3,100	49,146
Nintendo	10,600	4,584,375
Nippon Telegraph & Telephone	202,200	5,806,097
Nisshinbo Holdings	68,300	513,962
Nisso	5,600	23,774
Nitto Kohki	2,100	23,108
Nitto Seiko	6,700	23,258
NS Solutions	5,400	144,074
OBIC Business Consultants	600	20,629
Okabe	5,100	22,854
Okamura	5,500	49,130
Okinawa Cellular Telephone	1,900	75,759
Osaki Electric	19,600	70,495
Otsuka Holdings	5,900	209,509
Paramount Bed Holdings	4,100	66,540
Pilot	2,700	96,215
Pronexus	2,600	20,523
Recruit Holdings	31,700	933,384
Rheon Automatic Machinery	3,500	32,555
Riken	3,300	56,913
Sanshin Electronics	5,700	64,486
Seiko Epson	68,900	975,000
Sekisui Kasei	7,100	21,350
Shibuya	4,100	70,801
Shimano	30,600	5,169,163
Shinnihon	4,000	20,843
Shiseido	136,500	5,478,914
SIGMAXYZ Holdings	1,400	11,206
SMC	12,000	5,348,172
SMK	1,300	19,977
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Soda Nikka	4,600	$ 19,427
Sodick	12,100	72,593
Soliton Systems KK	16,300	143,562
Sompo Holdings	13,100	577,663
Sony Group	96,600	7,899,300
Space	2,900	19,450
Sprix	2,700	19,044
SRA Holdings	3,400	69,463
Star Micronics	10,200	122,012
Step	1,800	22,513
Studio Alice	1,300	22,784
Sun	2,100	23,774
Sun-Wa Technos	2,700	25,591
Suzuken	3,600	101,754
T&D Holdings	29,300	350,702
Takaoka Toko	1,800	22,473
Takara Standard	12,700	117,003
T-Gaia	30,550	364,312
TOA ROAD	600	25,339
Tochigi Bank	15,400	29,057
Toell	2,500	16,989
Tokio Marine Holdings	7,400	431,030
Transcosmos	6,000	154,113
Trend Micro	11,000	536,704
Trusco Nakayama	7,600	96,120
Tsubakimoto Chain	4,600	102,897
TV Asahi Holdings	7,100	77,342
Uchida Yoko	1,100	40,699
Unitika †	9,900	16,928
Vector	10,400	74,045
VINX	2,800	25,610
Warabeya Nichiyo Holdings	2,600	33,899
Wowow	2,000	22,170
YAMADA Consulting Group	1,600	12,936
Yamaichi Electronics	4,000	49,823
Yushin Precision Equipment	6,700	34,468
Zenrin	8,800	59,864
		91,158,486
Luxembourg − 0.34%
Eurofins Scientific	32,879	2,586,923
		2,586,923
Malaysia − 0.13%
Hap Seng Plantations Holdings	6,900	3,601
Hong Leong Financial Group	60,700	254,781
IOI Properties Group Bhd	82,200	18,650
Kuala Lumpur Kepong	67,300	335,011
Lingkaran Trans Kota Holdings Bhd	42,600	46,394
Magni-Tech Industries	37,800	16,381

NQ-OPTIE [6/22] 8/22 (2351746)    5

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Malaysia (continued)
Sarawak Oil Palms Bhd	44,600	$ 40,578
Sime Darby	258,000	124,683
Ta Ann Holdings	130,900	118,203
United Plantations	6,700	21,282
		979,564
Mexico − 0.34%
Alpek	418,701	576,327
Arca Continental	4,138	27,292
Grupo Financiero Inbursa Class O †	198,588	317,788
Ternium ADR	47,180	1,702,726
		2,624,133
Netherlands − 5.11%
Adyen †	3,669	5,336,761
ASML Holding	14,710	7,027,085
Brunel International	4,916	53,475
EXOR	18,562	1,157,008
IMCD	65,660	9,010,459
NN Group	46,124	2,094,867
Randstad	57,547	2,786,155
TKH Group CVA	1,206	45,599
Topicus.com †	71,884	4,056,040
Van Lanschot Kempen CVA	1,316	30,685
Wolters Kluwer	78,320	7,596,903
		39,195,037
New Zealand − 0.00%
Channel Infrastructure NZ †	20,418	14,665
NZME	26,652	21,156
		35,821
Norway − 1.24%
Aker Carbon Capture †	2,179,924	3,671,679
Equinor	163,070	5,671,201
Kongsberg Gruppen	3,616	129,592
Western Bulk Chartering	8,266	36,674
		9,509,146
Panama − 0.43%
Copa Holdings Class A †	52,758	3,343,274
		3,343,274
Philippines − 0.01%
Ginebra San Miguel	33,690	60,046
		60,046
Poland − 0.64%
Asseco Poland	25,982	437,729
Bank Handlowy w Warszawie	6,409	80,374
Bank Millennium †	100,051	86,758
Bank Polska Kasa Opieki	49,578	902,082
Budimex	941	48,295
	Number of shares	Value (US $)
Common StocksΔ (continued)
Poland (continued)
Grupa Azoty †	26,566	$ 266,644
Grupa Lotos	5,149	78,957
ING Bank Slaski	956	36,351
LiveChat Software	806	17,716
mBank †	8,403	421,144
PGE Polska Grupa Energetyczna †	72,911	173,354
Polskie Gornictwo Naftowe i Gazownictwo	196,336	250,250
Powszechny Zaklad Ubezpieczen	319,276	2,135,916
		4,935,570
Republic of Korea − 4.76%
BNK Financial Group	55,107	284,787
Coupang †	237,460	3,027,615
Creas F&C	894	23,238
Crown Confectionery	1,504	9,800
DGB Financial Group	8,243	48,313
e-Credible	971	12,825
Hana Financial Group	9,782	296,458
Handsome	3,352	79,256
Hyundai Engineering & Construction	53,181	1,693,649
Hyundai Marine & Fire Insurance	7,199	171,603
JB Financial Group	46,074	260,816
KB Financial Group	79,118	2,934,020
Keyang Electric Machinery	9,000	24,850
KT	144,489	4,056,242
KT ADR	210,130	2,933,415
LG Electronics	30,003	2,040,407
LX Semicon	4,179	308,340
POSCO Holdings	6,094	1,081,845
Sambo Corrugated Board	3,798	27,496
Samsung Card	13,434	315,571
Samsung Electronics	214,459	9,414,790
Sangsangin	14,436	94,839
SeAH Holdings	322	23,832
SGC e Tec E&C	532	18,377
Shinhan Financial Group	233,517	6,663,436
SIMMTECH HOLDINGS	14,030	41,656
Woori Financial Group	66,908	623,526
		36,511,002
Russia − 0.00%
Magnit PJSC GDR =	161,296	0
MMC Norilsk Nickel PJSC ADR =	100,954	0
		0
Singapore − 0.03%
Geo Energy Resources	121,400	31,895
Riverstone Holdings	143,000	76,168

6    NQ-OPTIE [6/22] 8/22 (2351746)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore (continued)
Samudera Shipping Line	237,400	$ 129,012
		237,075
South Africa − 1.53%
AECI	18,805	110,319
African Rainbow Minerals	1,375	18,065
Anglo American	149,629	5,349,551
Discovery †	730,810	5,754,392
Omnia Holdings	7,530	33,635
Sappi †	87,489	289,645
Thungela Resources	13,260	187,886
		11,743,493
Spain − 0.90%
Amadeus IT Group †	116,611	6,496,285
Laboratorios Farmaceuticos Rovi	7,439	455,269
		6,951,554
Sweden − 1.88%
Atlas Copco	861,810	7,206,357
Careium †	276	340
Doro †	416	740
Epiroc Class B	430,277	5,812,877
Getinge Class B	61,042	1,410,624
Instalco	115	475
Paradox Interactive	4	70
		14,431,483
Switzerland − 7.27%
Cie Financiere Richemont	67,698	7,208,403
Comet Holding	415	65,381
Huber + Suhner	2,665	212,720
Kuehne + Nagel International	45,654	10,807,944
Leonteq	1,259	69,897
Nestle	105,706	12,339,472
Novartis	8,112	687,011
Roche Holding	33,023	11,019,197
Sonova Holding	17,000	5,413,502
Straumann Holding	26,260	3,153,731
Temenos	33,084	2,828,593
Wizz Air Holdings †	60,734	1,296,758
Zehnder Group	11,237	665,051
		55,767,660
Taiwan − 5.91%
Acer	1,324,000	966,277
Asustek Computer	445,000	4,647,031
C Sun Manufacturing	30,085	44,014
Chicony Electronics	79,000	196,879
ChipMOS Technologies	1,331,000	1,654,042
CTBC Financial Holding	1,799,000	1,518,654
Evergreen Marine Taiwan	873,000	2,483,926
Everlight Electronics	59,000	81,852
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Formosan Rubber Group	56,000	$ 39,740
Fubon Financial Holding	369,148	742,430
General Interface Solution Holding	91,000	234,130
Gigabyte Technology	8,000	23,865
Greatek Electronics	11,000	23,085
Hon Hai Precision Industry	1,195,000	4,380,749
Lite-On Technology	885,000	1,723,359
Nanya Technology	17,000	28,244
Novatek Microelectronics	260,000	2,640,792
Pou Chen	712,000	706,409
Powertech Technology	151,000	445,888
Radiant Opto-Electronics	19,000	55,466
Realtek Semiconductor	149,000	1,819,059
Sea ADR †	32,601	2,179,703
Silicon Motion Technology ADR	24,012	2,009,804
Taishin Financial Holding	1,971,000	1,080,509
Taiwan Semiconductor Manufacturing	880,000	14,087,814
Topco Scientific	5,000	23,206
Unitech Computer	40,000	42,511
Yuanta Financial Holding	2,216,080	1,468,269
		45,347,707
Thailand − 1.17%
Advanced Information Technology NVDR	276,200	46,483
Bangkok Bank NVDR	888,500	3,342,399
Electricity Generating PCL	54,000	269,580
Haad Thip PCL NVDR	28,200	23,330
Krung Thai Bank NVDR	1,486,730	651,798
MK Restaurants Group PCL	37,000	54,681
PTT Exploration & Production NVDR	50,500	227,825
PTT Global Chemical NVDR	77,600	99,867
PTT NVDR	3,854,100	3,706,389
Ratch Group PCL	362,100	391,750
S Kijchai Enterprise PCL Class R, NVDR	127,600	24,181
Somboon Advance Technology NVDR	176,900	91,064
Univanich Palm Oil PCL NVDR	88,500	19,400
		8,948,747
Turkey − 0.04%
Torunlar Gayrimenkul Yatirim Ortakligi †	514,525	249,074
Yapi ve Kredi Bankasi	191,094	49,573
		298,647

NQ-OPTIE [6/22] 8/22 (2351746)    7

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ukraine − 0.15%
Ferrexpo	709,394	$ 1,125,200
		1,125,200
United Arab Emirates − 0.12%
Dubai Islamic Bank PJSC	244,953	384,125
Emirates NBD Bank PJSC	143,887	517,086
		901,211
United Kingdom − 1.73%
AG Barr	8,562	53,884
Bloomsbury Publishing	7,978	36,759
Experian	191,269	5,601,932
Frasers Group †	15,284	123,818
Gem Diamonds	5,047	2,519
Greggs	7,101	156,284
Howden Joinery Group	140,053	1,027,352
Indivior †	330,484	1,243,906
Investec	312,725	1,680,041
Just Eat Takeaway.com †	31,006	487,194
Man Group	188,536	573,303
Ninety One	56,876	136,878
Oxford Nanopore Technologies †	607,188	2,043,694
Polar Capital Holdings	20,918	129,864
		13,297,428
United States − 2.99%
Atlassian Class A †	19,355	3,627,127
GSK	115,147	2,474,814
GSK ADR	122,521	5,333,339
James Hardie Industries CDI	148,317	3,252,480
Jasper Infotech =, †, π	225,780	292,838
Jasper Infotech Series G =, †, π	74,730	96,925
JBS	725,900	4,389,979
Sims	84,858	803,039
Spotify Technology †	28,553	2,679,128
Viemed Healthcare †	6,348	34,324
		22,983,993
Total Common Stocks (cost $936,696,937)		745,824,335

Preferred Stocks – 1.32%Δ
Brazil − 1.04%
Braskem Class A 24.83% ω	184,316	1,310,141
Cia Paranaense de Energia 16.97% ω	826,300	1,079,955
Petroleo Brasileiro 28.52% ω	1,049,200	5,597,391
		7,987,487
Germany − 0.28%
Schaeffler 3.56% ω	39,145	221,519
Villeroy & Boch 6.33% ω	733	13,327
	Number of shares	Value (US $)

Preferred StocksΔ (continued)
Germany (continued)
Volkswagen 4.17% ω	14,179	$ 1,893,319
		2,128,165
Total Preferred Stocks (cost $10,717,978)		10,115,652

Rights – 0.00%
Taiwan − 0.00%
Taishin Financial Holding =, †	38,744	0
Total Rights (cost $0)		0

Short-Term Investments – 0.73%
Money Market Mutual Funds – 0.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	1,399,789	1,399,789
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	1,399,788	1,399,788
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	1,399,789	1,399,789
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	1,399,788	1,399,788
Total Short-Term Investments (cost $5,599,154)		5,599,154

Total Value of Securities−99.22% (cost $953,014,069)		761,539,141
Receivables and Other Assets Net of Liabilities — 0.78%		5,971,177
Net Assets Applicable to 73,884,415 Shares Outstanding — 100.00%	$767,510,318
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

8    NQ-OPTIE [6/22] 8/22 (2351746)

(Unaudited)
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $389,763 which represented percentage of 0.05% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
ω	Perpetual security with no stated maturity date.

Restricted Securities
Investments	Date of Acquisition	Cost	Value
Jasper Infotech	5/7/14	$999,482	$292,838
Jasper Infotech Series G	10/29/14	396,443	96,925
Total		$1,395,925	$389,763
The following foreign currency exchange contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	(48,408)	USD	58,678	7/1/22	$—	$(250)
BNYM	ILS	(20,130)	USD	5,820	7/1/22	56	—
BNYM	JPY	(25,892,971)	USD	189,568	7/1/22	—	(1,280)
JPMCB	AUD	(2,662,877)	USD	1,830,275	7/1/22	—	(7,779)
Total Foreign Currency Exchange Contracts						$56	$(9,309)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation(depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
CDI – CHESS Depositary Interest
CVA – Certified Dutch Certificate
GDR – Global Depositary Receipt
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
Summary of currencies:
AUD – Australian Dollar
GBP – British Pound Sterling
ILS – Israeli New Shekel
JPY – Japanese Yen
TWD – New Taiwan Dollar
USD – US Dollar
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